Equity (Details)		12 Months Ended
	Dec. 29, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) Vote $ / shares shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 19, 2019 USD ($) shares
Debt and Equity Securities, FV-NI [Line Items]
Number of shares authorized		951,000,000
Sellers | RSILP
Debt and Equity Securities, FV-NI [Line Items]
Purchased units	12,500,000
Class A Common Stock
Debt and Equity Securities, FV-NI [Line Items]
Common stock, shares authorized		750,000,000
Common stock, par value | $ / shares		$ 0.0001	$ 0.0001
Common Stock outstanding		44,792,517
Earnout interests		1,212,813
Class A Common Stock | RSILP
Debt and Equity Securities, FV-NI [Line Items]
Earnout interests	1,212,813
Class V common stock
Debt and Equity Securities, FV-NI [Line Items]
Common stock, shares authorized		200,000,000
Common stock, par value | $ / shares		$ 0.0001	$ 0.0001
Common Stock outstanding		160,000,000
Earnout interests		15,000,000
Class V common stock | RSILP
Debt and Equity Securities, FV-NI [Line Items]
Common stock, par value | $ / shares	$ 0.0001
Earnout interests	15,000,000	15,000,000
Consideration for shares cancelled per unit exchanged | $		$ 0
Common Stock
Debt and Equity Securities, FV-NI [Line Items]
Number of Votes per Share | Vote		1
Preferred stock
Debt and Equity Securities, FV-NI [Line Items]
Number of shares authorized				1,000,000
Preferred stock, shares authorized		1,000,000
Preferred stock, par value | $ / shares		$ 0.0001
Number of Votes per Share | Vote		1
Shares of preferred stock outstanding		0
Common A-1 Units | RSILP
Debt and Equity Securities, FV-NI [Line Items]
Capital contributed | $		$ 6,500,000		$ 1,000,000
RSI GP
Debt and Equity Securities, FV-NI [Line Items]
Capital contributed | $			$ 14,500,000
Special Limited Partner | RSILP
Debt and Equity Securities, FV-NI [Line Items]
Amount distributed to the limited partners | $		$ 5,200,000
Special Limited Partner | Sellers | RSILP
Debt and Equity Securities, FV-NI [Line Items]
Purchased Units Cash Consideration | $	$ 125,000,000
Special Limited Partner | Common Stock | RSILP
Debt and Equity Securities, FV-NI [Line Items]
Purchased Units Cash Consideration | $	$ 125,000,000
Special Limited Partner | Common A-1 Units | RSILP
Debt and Equity Securities, FV-NI [Line Items]
Purchased units	172,500,000
Special Limited Partner | Common B-1 Units | RSILP
Debt and Equity Securities, FV-NI [Line Items]
Purchased units	12,500,000
Members' Deficit | RSI GP
Debt and Equity Securities, FV-NI [Line Items]
Capital contributed | $			$ 27,000,000
RSILP | Sellers
Debt and Equity Securities, FV-NI [Line Items]
Percentage of common units retained by sellers		76.90%